Intangible assets (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about intangible assets [abstract]
Summary of Breakdown For Intangible Assets
The following table provides a breakdown for intangible assets:

(€ thousands)	Goodwill	Brand	Concessions, licenses, trademarks and patents	Other intangible assets	Intangible assets in progress	Total
Historical cost at December 31, 2022	239,709	168,694	42,339	147,204	1,146	599,092
Additions	—	—	238	6,888	198	7,324
Disposals	—	—	(420)	(81)	(1)	(502)
Business combinations	—	—	90,856	3,797	309	94,962
Exchange differences	(3,939)	(3,105)	808	(93)	(30)	(6,359)
Other movements and reclassifications	—	—	1,854	(1,799)	(129)	(74)
Historical cost at June 30, 2023	235,770	165,589	135,675	155,916	1,493	694,443

Accumulated amortization at December 31, 2022	—	—	(36,989)	(106,195)	—	(143,184)
Amortization	—	—	(1,308)	(6,669)	—	(7,977)
Disposals	—	—	226	81	—	307
Exchange differences	—	—	114	146	—	260
Accumulated amortization at June 30, 2023	—	—	(38,966)	(111,581)	—	(150,547)
Carrying amount at:
December 31, 2022	239,709	168,694	5,350	41,009	1,146	455,908
June 30, 2023	235,770	165,589	96,709	44,335	1,493	543,896